UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     August 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $1,246,774 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       COM              00846U101    36558  1800000 SH       SOLE                  1800000        0        0
ALCON INC                      COM SHS          H01301102    29611   255000 SH       SOLE                   255000        0        0
ALCON INC                      COM SHS          H01301102    17999   155000 SH  PUT  SOLE                   155000        0        0
ARCH COAL INC                  COM              039380100      769    50000 SH       SOLE                    50000        0        0
BANK OF AMERICA CORPORATION    COM              060505104    38280  2900000 SH       SOLE                  2900000        0        0
BANK OF AMERICA CORPORATION    COM              060505104    26400  2000000 SH  PUT  SOLE                  2000000        0        0
BLOCK H & R INC                COM              093671105    40491  2350000 SH       SOLE                  2350000        0        0
BLOCK H & R INC                COM              093671105     8615   500000 SH  CALL SOLE                   500000        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101    15444  1650000 SH       SOLE                  1650000        0        0
COVIDIEN PLC                   SHS              G2554F105    54666  1460102 SH       SOLE                  1460102        0        0
COVIDIEN PLC                   SHS              G2554F105    28080   750000 SH  PUT  SOLE                   750000        0        0
DEAN FOODS CO NEW              COM              242370104     3838   200000 SH  CALL SOLE                   200000        0        0
DEAN FOODS CO NEW              COM              242370104     3838   200000 SH       SOLE                   200000        0        0
DIRECTV GROUP INC              COM              25459L106    56833  2300000 SH       SOLE                  2300000        0        0
DRYSHIPS INC                   SHS              Y2109Q101      289    50000 SH       SOLE                    50000        0        0
ELECTRONIC ARTS INC            COM              285512109    29322  1350000 SH       SOLE                  1350000        0        0
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     5412   400000 SH       SOLE                   400000        0        0
FISERV INC                     COM              337738108    11428   250000 SH       SOLE                   250000        0        0
GATX CORP                      COM              361448103      643    25000 SH       SOLE                    25000        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101    27024  2400000 SH       SOLE                  2400000        0        0
HEWITT ASSOCS INC              COM              42822Q100    47410  1592000 SH       SOLE                  1592000        0        0
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101    20900  1000000 SH       SOLE                  1000000        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    10335   650000 SH       SOLE                   650000        0        0
KIMBERLY CLARK CORP            COM              494368103    53741  1025000 SH       SOLE                  1025000        0        0
KIMBERLY CLARK CORP            COM              494368103    26215   500000 SH  CALL SOLE                   500000        0        0
MCDERMOTT INTL INC             COM              580037109    40620  2000000 SH       SOLE                  2000000        0        0
MF GLOBAL LTD                  SHS              G60642108    24912  4200940 SH       SOLE                  4200940        0        0
MICROSOFT CORP                 COM              594918104     3566   150000 SH       SOLE                   150000        0        0
MOLSON COORS BREWING CO        CL B             60871R209    33864   800000 SH       SOLE                   800000        0        0
MONSTER WORLDWIDE INC          COM              611742107    18896  1600000 SH       SOLE                  1600000        0        0
NBTY INC                       COM              628782104    52022  1850000 SH       SOLE                  1850000        0        0
NRG ENERGY INC                 COM NEW          629377508     9086   350000 SH       SOLE                   350000        0        0
NYSE EURONEXT                  COM              629491101    42783  1570000 SH       SOLE                  1570000        0        0
OFFICE DEPOT INC               COM              676220106     3192   700000 SH       SOLE                   700000        0        0
PFIZER INC                     COM              717081103    50175  3345000 SH       SOLE                  3345000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100    27360  1000000 SH       SOLE                  1000000        0        0
SCHERING PLOUGH CORP           COM              806605101    34163  1360000 SH       SOLE                  1360000        0        0
SMUCKER J M CO                 COM NEW          832696405    61604  1266000 SH       SOLE                  1266000        0        0
SMUCKER J M CO                 COM NEW          832696405     9732   200000 SH  CALL SOLE                   200000        0        0
SYMANTEC CORP                  COM              871503108    41287  2650000 SH       SOLE                  2650000        0        0
TORCHMARK CORP                 COM              891027104    68783  1857000 SH       SOLE                  1857000        0        0
TRANSATLANTIC HLDGS INC        COM              893521104    38997   900000 SH       SOLE                   900000        0        0
WESTERN UN CO                  COM              959802109    43460  2650000 SH       SOLE                  2650000        0        0
WILLIS GROUP HOLDINGS LTD      SHS              G96655108    24701   960000 SH       SOLE                   960000        0        0
ZIMMER HLDGS INC               COM              98956P102    23430   550000 SH       SOLE                   550000        0        0